Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the statements of cash flows:

	September 30, 2019	December 31, 2018	September 30, 2018	December 31, 2017
Cash and cash equivalents	$626,420	$4,572,487	$4,735,506	$1,847,171
Restricted cash	185,380	164,720	185,380	243,380
Total cash, cash equivalents and restricted cash in the condensed consolidated statement of cash flows	$811,800	$4,737,207	$4,920,886	$2,090,551

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the statements of cash flows:

	December 31, 2018	December 31, 2017	December 31, 2016
Cash and cash equivalents	$4,572,487	$1,847,171	$4,117,324
Restricted cash	164,720	243,380	243,380
Total cash, cash equivalents and restricted cash in the consolidated statements of cash flows	$4,737,207	$2,090,551	$4,360,704

Schedule of Inventories

Inventories are valued using the first-in, first-out method and stated at the lower of cost or net realizable value and consist of the following:

	September 30, 2019	December 31, 2018
Raw materials and supplies	$292,271	$368,438
Work-in-process	14,676	58,402
Finished goods	161,427	116,907
Total	$468,374	$543,747

Inventories are valued using the first-in, first-out method and stated at the lower of cost or net realizable value and consist of the following:

	December 31,
	2018	2017
Raw materials and supplies	$368,438	$360,134
Work-in process	58,402	51,233
Finished goods	116,907	122,058
Total	$543,747	$533,425

Schedule of Finite-Lived Intangible Assets

Finite-lived intangible assets include trademarks, developed technology and customer relationships and consisted of the following as of September 30, 2019 and December 31, 2018

		September 30, 2019		December 31, 2018
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and trade names	$461,000	$(194,361)	$266,639	$(159,783)	$301,217
Developed technology	458,000	(275,814)	182,186	(226,746)	231,254
Customer relationships	1,094,000	(658,321)	435,679	(541,105)	552,895
	$2,013,000	$(1,128,496)	$884,504	$(927,634)	$1,085,366

Finite-lived intangible assets include trademarks, developed technology and customer relationships, and consisted of the following as of December 31, 2018 and 2017:

		December 31, 2018		December 31, 2017
	Cost	Accumulated Amortization	Net Balance	Accumulated Amortization	Net Balance
Trademarks and tradenames	$461,000	$(159,783)	$301,217	$(113,679)	$347,321
Developed technology	458,000	(226,746)	231,254	(161,322)	296,678
Customer relationships	1,094,000	(541,105)	552,895	(384,817)	709,183
	$2,013,000	$(927,634)	$1,085,366	$(659,818)	$1,353,182

Schedule of Expected Amortization of Intangible Assets

Expected amortization of intangible assets for each of the next five fiscal years is as follows.

Year Ending December 31,
2019	$267,816
2020	267,816
2021	267,816
2022	165,117
2023	46,104
Thereafter	70,697
Total	$1,085,366

Property, Plant and Equipment

Property and equipment consisted of the following at December 31, 2018 and 2017:

	December 31,
	2018	2017
Laboratory and manufacturing equipment	$4,829,323	$4,109,367
Office furniture and equipment	700,299	700,299
Computers and network equipment	1,520,713	1,505,651
Leasehold improvements	745,800	729,504
	7,796,135	7,044,821
Less accumulated depreciation	(6,574,308)	(6,209,284)
Property and equipment, net	$1,221,827	$835,537